Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2014
Deferred revenue [Abstract]
Schedule of deferred revenue
	December 31,
	2013	2014
	RMB	RMB

Deferred revenue, current:
IVAS revenues	292,184	354,454
Government grants	1,682	1,696
Total current deferred revenue	293,866	356,150

Deferred revenue, non-current:
IVAS revenues	8,457	23,850
Government grants	968	533
Total non-current deferred revenue	9,425	24,383